Label	Element	Value
Loans And Leases Receivable Related Parties	ubs_LoansAndLeasesReceivableRelatedParties	SFr 52,000,000
Loans And Leases Receivable Related Parties	ubs_LoansAndLeasesReceivableRelatedParties	SFr 61,000,000
Loans And Leases Receivable Related Parties	ubs_LoansAndLeasesReceivableRelatedParties	SFr 33,000,000
Loans And Leases Receivable Related Parties	ubs_LoansAndLeasesReceivableRelatedParties	SFr 31,000,000
Loans And Leases Receivable Related Parties	ubs_LoansAndLeasesReceivableRelatedParties	SFr 33,000,000
Loans And Leases Receivable Related Parties	ubs_LoansAndLeasesReceivableRelatedParties	SFr 34,000,000